Contingent Liabilities and Provision - Disclosure of Changes in Legal Provisions (Detail) - Legal proceedings provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of other provisions [line items]
Balance at beginning of year	$ 97	$ 118
Additional new provisions recognized	23	67
Amounts incurred and charged against existing provisions	(78)	(70)
Unused amounts reversed	(2)	(18)
Balance at end of year	$ 40	$ 97